Advisors Capital Small/Mid Cap Fund
		Schedule of Investments
		December 31, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
6,167	Owens Corning			$ 558,113	2.57%

Ball & Roller Bearings
4,116	RBC Bearings Incorporated *			831,308
7,688	The Timken Company			532,701
				1,364,009	6.28%

Glass Containers
24,722	Stevanato Group S.p.A. * (Italy)			555,009	2.55%

Investment Advice
3,017	Evercore Inc. - Class A			409,859
10,357	PJT Partners Inc. - Class A			767,350
				1,177,209	5.42%

Laboratory Analytical Instruments
24,310	Avantor, Inc. *			1,024,423	4.72%

Miscellaneous Food Preparations & Kindred Products
26,149	Utz Brands, Inc. - Class A			417,077	1.92%

National Commercial Banks
18,897	Evans Bancorp, Inc.			761,549	3.51%

Pharmaceutical Preparations
10,050	Catalent, Inc. *			1,286,701
7,992	Cryoport, Inc. *			472,887
				1,759,588	8.10%

Real Estate Agents & Managers (For Others)
3,339	Jones Lang LaSalle Incorporated *			899,326	4.14%

Retail - Auto Dealers & Gasoline Stations
2,625	Casey's General Stores, Inc.			518,044	2.38%

Retail - Eating & Drinking Places
14,839	Cannae Holdings, Inc. *			521,591	2.40%

Security Brokers, Dealers & Flotation Companies
21,868	Virtu Financial, Inc. - Class A			630,454	2.90%

Services - Business Services, NEC
12,753	Accolade, Inc. *			336,169	1.55%

Services - Management Consulting Services
2,304	FTI Consulting, Inc. *			353,480	1.63%

Services - Medical Laboratories
6,501	Castle Biosciences, Inc. *			278,698
12,276	Exagen Inc. *			142,770
				421,468	1.94%

Services - Miscellaneous Amusement & Recreation
1,547	Madison Square Garden Sports Corp. - Class A *			268,760	1.24%

Services - Prepackaged Software
5,219	Avalara, Inc. *			673,825
7,413	Black Knight, Inc. *			614,464
5,927	BlackLine, Inc. *			613,682
4,745	Guidewire Software, Inc. *			538,700
11,371	nCino, Inc. *			623,813
5,558	Procore Technologies, Inc. *			444,473
4,040	Q2 Holdings, Inc. *			320,938
				3,829,895	17.63%

State Commercial Banks
28,448	Coastal Financial Corporation *			1,440,038	6.63%

Surgical & Medical Instruments & Apparatus
8,369	AtriCure, Inc. *			581,897	2.68%

Television Broadcasting Stations
10,767	The Liberty Braves Group - Series C *			302,553	1.39%

Title Insurance
7,155	First American Financial Corporation			559,736	2.58%

Transportation Services
7,163	GXO Logistics, Inc. *			650,615	2.99%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
2,500	Watsco, Inc.			782,200	3.60%

Wholesale - Miscellaneous Durable Goods
2,400	Pool Corporation			1,358,400	6.25%

Total for Common Stocks (Cost - $20,589,524)				21,071,603	97.00%

MONEY MARKET FUNDS
564,192	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.01% **			564,192	2.60%
	(Cost - $564,192)

	Total Investments			21,635,795	99.60%
	(Cost - $20,153,716)

	Other Assets in Excess of Liabilities			88,990	0.40%

	Net Assets			$ 21,724,785	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at December 31, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2021, was $21,153,716. At December 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Gain		$ 1,579,285
		Unrealized Loss		(1,097,206)
		Unrealized Gain		$ 482,079

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2021:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 21,071,603	$ -	$ -	$ 21,071,603
Money Market Funds		564,192	-	-	564,192
Total		$ 21,635,795	$ -	$ -	$ 21,635,795

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended December 31, 2021.